Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes		$ 22,773	$ 20,761	$ (3,187)
Statutory tax rate		23.00%	23.00%	24.00%
Theoretical income tax expense (benefit)		$ 5,238	$ 4,775	$ (765)
Change in valuation allowance			(346)	(185)
Non-deductible expenses	[1]	337	214	186
Differences between foreign currencies and dollar-adjusted financial statements-net		(479)	240	(587)
Tax rate differential		(3,340)	(3,072)	633
Change in tax rate				182
Recognition of income tax benefit with respect to losses related to investment in subsidiaries				(4,929)
Other		194	219	590
Actual income tax expense (benefit)		$ 1,950	$ 2,030	$ (4,875)

[1]	Including non-deductible share based compensation.